Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Investments in available-for-sale securities	$ 189	$ 192
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	189	192
Total	189	192
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	189	192
Total	$ 189	$ 192